Investment In Private Company Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Investment In Private Company Shares [Abstract]
Fair value of receivable	$ 9,974	$ 6,978
Loss on fair value	996
Reduction in fair value receivable	$ 8,978